Subsequent events (Details) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Nov. 30, 2022 USD ($) aircraft	Jan. 31, 2023 USD ($) aircraft	Mar. 01, 2023 shares
Ukrainian Airline Insurance Claims
Subsequent Event [Line Items]
Insurance claim | $	$ 97
Number of aircrafts remaining in Ukraine | aircraft	1
Subsequent event
Subsequent Event [Line Items]
Number of shares authorized to be repurchased | shares			500.0
Subsequent event | Ukrainian Airline Insurance Claims | C&P Policy
Subsequent Event [Line Items]
Insurance claim | $		$ 100
Subsequent event | Ukraine | Ukrainian Airline Insurance Claims
Subsequent Event [Line Items]
Number of aircrafts remaining in Ukraine | aircraft		2